PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

5. PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES

Convertible Notes

As of December 31, 2022 and 2021, the Company has outstanding Convertible Promissory Notes to various holders in an aggregate amount of $1,569,770 and $1,178,964, respectively. In aggregate, as of December 31, 2022 the principal amount includes an original issue discount (an “OID”) of 10%. All notes are due to mature 18 months from their respective effective date and mature beginning on May 25, 2021 through August 11, 2022. As of December 31, 2022, the outstanding Convertible Promissory Notes were in default.

The following table summarizes the Notes activity during the years ended December 31, 2022 and 2021:

As of
December 31,2022
Convertible promissory notes, balance at December 31, 2020	655,071
Issuances	1,768,700
Conversions (not inclusive of accrued interest of $44,104)	(1,424,900)
Debt discount	(2,054,904)
Amortization of debt discount	2,364,334
Convertible promissory notes, balance at December 31, 2021	1,309,111
Issuances	250,000
Conversions	(1,070,501)
Debt discount	-
Amortization of debt discount	1,081,160
Convertible promissory notes, balance at December 31, 2022	1,569,770

Promissory Note

On December 20, 2021, the Company entered into a settlement agreement to apply the $302,637 tax refund from OIDMTC as payment for the promissory note recorded in the amount of $349,079 as of December 31, 2020. In connection with the settlement, previous amounts of principal and accrued interest due under the promissory note were forgiven in the aggregate amount of $350,739. As part of the settlement, the Company agreed to compensate the lenders and issued $50,569 worth of common stock. For the year ended December 31, 2022, the Company recorded in its consolidated statements of operations a loss on settlement of debt in the amount of $0.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)